GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 14:	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2025	2024	2023
	USD thousands

Wages, salaries and related expenses	25,599	23,419	21,835
Share base payments	5,334	4,314	12,121
Rent and office maintenance	2,035	1,667	2,432
Professional expenses	7,094	9,935	7,686
Doubtful debts	(7,704)	1,516	4,337
Acquisition costs	-	-	171
Other expenses	836	386	2,469

	33,194	41,237	51,051